Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Schedule of future minimum lease payments for operating and capital leases

Commitments relating to noncancellable operating and capital leases for each of the next five years and thereafter are as follows (in thousands):

Year Ended December 31,	Operating (1)	Capital
2012	$176,403	$8,386
2013	149,460	7,216
2014	122,763	6,710
2015	98,543	6,005
2016	70,087	5,630
Thereafter	176,599	57,472

Total minimum future payments	$793,855	$91,419

Less imputed interest		(43,058)

		48,361
Less current portion		(4,008)

Long-term capital lease obligations		$44,353

(1)	Minimum lease payments have not been reduced by minimum sublease rentals due in the future of $21.3 million.